Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	$ 4,049,032	$ (319,994)	$ (24,877,484)	$ 766,276
Statement Line Items [Line Items]
Profit for the period	0	0	0	857,948	857,948
Other comprehensive income (loss)	0	0	98,934	0	98,934
Share-based payments charged to operations	$ 0	13,846	0	0	13,846
Balance (in shares) at Jun. 30, 2020	35,529,192
Balance at Jun. 30, 2020	$ 21,914,722	4,062,878	(221,060)	(24,019,536)	1,737,004
Statement Line Items [Line Items]
Profit for the period	0	0	0	252,431	252,431
Other comprehensive income (loss)	0	0	(131,704)	0	(131,704)
Share-based payments charged to operations	$ 0	9,298	0	0	9,298
Balance (in shares) at Dec. 31, 2020	35,529,192
Balance at Dec. 31, 2020	$ 21,914,722	4,072,176	(352,764)	(23,767,105)	1,867,029
Statement Line Items [Line Items]
Profit for the period	0	0	0	287,884	287,884
Other comprehensive income (loss)	0	0	(104,553)	0	(104,553)
Share-based payments charged to operations	$ 0	1,780	0	0	1,780
Balance (in shares) at Jun. 30, 2021	35,529,192
Balance at Jun. 30, 2021	$ 21,914,722	$ 4,073,956	$ (457,317)	$ (23,479,221)	$ 2,052,140